FV Measurements (Quantitative Information About Significant Unobservable Inputs Used in Level 3 Measurements) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Total assets	$ 198,000,000	$ 166,000,000
Liabilities
Total liabilities	649,000,000	617,000,000
Level 3
Assets
Total assets	41,000,000	32,000,000
Liabilities
Total liabilities	471,000,000	441,000,000
Net liability	430,000,000	409,000,000
Level 3 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	7,000,000	5,000,000
Liabilities
Total liabilities	7,000,000	4,000,000
Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Assets
Total assets	34,000,000	27,000,000
Liabilities
Total liabilities	$ 464,000,000	$ 437,000,000
Level 3 | HFT derivatives | Range, Minimum | Power swaps and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	27.35	25.60
Level 3 | HFT derivatives | Range, Minimum | Natural gas swaps, futures, forwards and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	0.51	2.20
Level 3 | HFT derivatives | Range, Maximum | Power swaps and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	150.55	139.65
Level 3 | HFT derivatives | Range, Maximum | Natural gas swaps, futures, forwards and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	18.45	17.54
Level 3 | HFT derivatives | Weighted average | Power swaps and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	88.79	82.63
Level 3 | HFT derivatives | Weighted average | Natural gas swaps, futures, forwards and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	11.85	8.57